Consolidated Statement of Changes in Equity $ in Millions	CAD ($) shares	Attributable to equity holders of the Company CAD ($)	Common shares CAD ($) shares	Contributed surplus CAD ($)	Accumulated other comprehensive income CAD ($)	Retained earnings CAD ($)	Non-controlling interests CAD ($)
Balances, beginning of the year (in shares) at Mar. 31, 2024 | shares			318,312,233
Balances, beginning of year at Mar. 31, 2024	$ 4,302.6	$ 4,224.9	$ 2,252.9	$ 55.4	$ 154.0	$ 1,762.6	$ 77.7
Net income	415.0	405.3				405.3	9.7
Other comprehensive income (loss)	191.8	187.9			227.8	(39.9)	3.9
Total comprehensive income	606.8	593.2			227.8	365.4	13.6
Exercise of stock options (in shares) | shares			2,763,675
Exercise of stock options	67.1	67.1	$ 79.0	(11.9)
Settlement of equity-settled awards (in shares) | shares			45,430
Settlement of equity-settled awards	$ 0.0	0.0	$ 1.3	(1.3)
Repurchase and cancellation of common shares (in shares) | shares	(856,230)		(856,230)
Repurchase and cancellation of common shares	$ (21.3)	(21.3)	$ (6.1)			(15.2)
Equity-settled share-based payments expense, after tax	27.6	27.6		27.6
Transactions with non-controlling interests	(6.8)						(6.8)
Balances, end of the year (in shares) at Mar. 31, 2025 | shares			320,265,108
Balances, end of year at Mar. 31, 2025	4,976.0	4,891.5	$ 2,327.1	69.8	381.8	2,112.8	84.5
Net income	322.7	313.1				313.1	9.6
Other comprehensive income (loss)	22.8	23.7			(34.6)	58.3	(0.9)
Total comprehensive income	345.5	336.8			(34.6)	371.4	8.7
Exercise of stock options (in shares) | shares			1,657,429
Exercise of stock options	46.3	46.3	$ 56.4	(10.1)
Settlement of equity-settled awards (in shares) | shares			2,950
Settlement of equity-settled awards	$ 0.0	0.0	$ 0.1	(0.1)
Repurchase and cancellation of common shares (in shares) | shares	(191,100)		(191,100)
Repurchase and cancellation of common shares	$ (7.0)	(7.0)	$ (1.4)			(5.6)
Equity-settled share-based payments expense, after tax	37.2	37.2		37.2
Transactions with non-controlling interests	(9.9)						(9.9)
Balances, end of the year (in shares) at Mar. 31, 2026 | shares			321,734,387
Balances, end of year at Mar. 31, 2026	$ 5,388.1	$ 5,304.8	$ 2,382.2	$ 96.8	$ 347.2	$ 2,478.6	$ 83.3